Other Investments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Investments [Abstract]
Schedule of Investment

	As at March 31
Particulars	2020	2021
Financial assets measured at FVOCI
- Equity securities (unlisted)	3,584	5,409
Financial assets measured at amortised cost
- Other securities	99	99
Total	3,683	5,508